SHELTON REAL ESTATE INCOME FUND
Portfolio of Investments (Expressed in U.S. Dollars) September 30, 2020

Security Description	Shares	Value
Common Stock (99.21%)

Financial (99.21%)
REITS- Health Care (3.92%)
Healthcare Trust of America Inc	6,056	157,456

REIT- Hotel & Resort (6.84%)
Host Hotels & Resorts Inc	13,060	140,917
Sunstone Hotel Investors Inc	16,850	133,789
		274,706

REIT- Industrial (12.12%)
Duke Realty Corp	8,975	331,178
Prologis Inc	1,546	155,559
		486,737

REIT-Mortgage (6.50%)
Apollo Commercial Real Estate Finance Inc	3,507	31,598
Blackstone Mortgage Trust Inc	6,214	136,522
Starwood Property Trust Inc	6,156	92,894
		261,014

REIT-Office (11.85%)
Alexandria Real Estate Equities Inc	1,860	297,599
Corporate Office Properties Trust	2,225	52,777
Hudson Pacific Properties Inc	2,800	61,404
Vornado Realty Trust	1,900	64,049
		475,829
REIT-Residential (15.43%)
American Homes 4 Rent	2,178	62,029
AvalonBay Communities Inc	843	125,894
Equity Residential	2,140	109,846
Sun Communities Inc	2,290	321,997
		619,766

REIT-Retail (4.80%)
Brixmor Property Group Inc	8,345	97,553
Retail Value Inc	308	3,872
Simon Property Group Inc	1,045	67,591
SITE Centers Corp	3,274	23,573
		192,589

REIT-Specialized (37.75%)
American Tower Corp	600	145,038
CoreSite Realty Corp	1,520	180,698
Crown Castle International Corp	2,235	372,128
CubeSmart	6,395	206,621
Digital Realty Trust Inc	1,100	161,436
EPR Properties	1,851	50,903
Equinix Inc	525	399,068
		1,515,892

Total Common Stock (Cost $3,861,100)		3,983,989

Preferred Stock (1.49%)

Financial (1.49%)
REIT-Retail (1.49%)
Cedar Realty Trust Inc, 7.250% (Cost $72,889)	3,171	59,805

Total Investments (Cost $3,933,989) (a) (100.70%)		4,043,794
Liabilities in Excess of Other Assets (-0.70%)		(27,978)
Net Assets (100.00%)		4,015,816

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $3,933,989

At September 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$829,539
Unrealized depreciation	$(719,733)
Net unrealized appreciation	$109,806